July 8, 2005	Janet O. Love

312.443.0238 Fax: 312.896.6238 jlove@lordbissell.com

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Legacy Bancorp, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

We are filing herewith on behalf of Legacy Bancorp, Inc. (the “Registrant”) a Registration Statement on Form S-1 pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement relates to the offering of up to 11,854,890 shares of common stock of the Registrant ($0.01 par value) with a proposed maximum offering price of $10.00 per share.

If you have any questions or require any further information with respect to the Registration Statement, please do not hesitate to call me at 312-443-0238.

Very truly yours,

LORD, BISSELL & BROOK LLP

Janet O. Love

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